Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Telephone (215) 564-8000

J. Stephen Feinour
jfeinourjr@stradley.com
215.564.8521

     1933 Act Rule 485(a)(2)
1933 Act File No. 333-96461 1940
Act File No. 811-09813

May 18, 2009

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                                   Re: UMB Scout Funds
                                         File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 19 (the “Amendment”) to the Registration Statement on Form N-1A of UMB Scout Funds (the “Trust”). The purpose of this Amendment is to reflect certain modifications to the disclosure contained in the prospectus and statement of additional information for the UMB Scout TrendStar Small Cap Fund, as previously discussed with the Trust’s SEC staff reviewer, Kevin C. Rupert, and to provide certain information that was not included in Post-Effective Amendment No. 18 to the Trust’s Registration Statement on From N-1A. The Trust and UMB Distribution Services, LLC, the principal underwriter of the Trust, are also filing a letter today requesting that the effectiveness of the Amendment be accelerated to May 19, 2009, or as soon as practicable thereafter, as discussed with Mr. Rupert.

     As noted on the facing sheet, the Amendment relates only to the UMB Scout TrendStar Small Cap Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Trust’s other series.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

                                                                                                                Sincerely,

                                                                                                                /s/ J. Stephen Feinour, Jr.
                                                                                                                J. Stephen Feinour, Jr., Esq.